Balances and Transactions with Related Parties (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) Share	Dec. 31, 2017 USD ($) Share	Dec. 31, 2016 ILS (₪) Share	Dec. 31, 2015 ILS (₪) Share
Balances and Transactions with Related Parties [Abstract]
Salaries	₪ 209	$ 60	₪ 190	₪ 209
Short-term employee benefits	1,972	569	1,740	1,732
Other employees benefits	94	27	106	64
Share-based compensation	398	115	934	567
Key management personnel compensation	₪ 2,673	$ 771	₪ 2,970	₪ 2,572
Number of key officers	8	8	11	9